Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / USD $ / shares
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year	5,762,338	3,769,299	2,207,012
Granted during the period/year | shares	940,215	1,993,039	1,581,037
Cancelled during the year	(32,763)	0	(18,750)
At the end of the period/year | shares	6,669,790	5,762,338	3,769,299
Outstanding as of beginning of period/year	$ 4.53	$ 5.41	$ 7.8
Granted during the period/year	7.05	2.85	2.1
Cancelled during the year	2.95	0	6.7
At the end of the period/year	$ 4.89	$ 4.53	$ 5.41
Performance Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares	0	0
Granted during the period/year | shares	3,705,757	0
At the end of the period/year | shares	3,705,757	0	0
Outstanding as of beginning of period/year	$ 0	$ 0
Granted during the period/year	7.05	0
At the end of the period/year	$ 7.05	$ 0	$ 0